Fair Value Measurements - Additional Information (Detail) (Accounting Standards Update 2009-16 And 2009-17, JPY ¥) In Millions, unless otherwise specified	9 Months Ended
Dec. 31, 2010
Specified bonds issued by SPEs in Japan
Fair Value, Measurement Inputs, Disclosure [Line Items]
Transfers into Level 3	¥ 9,225
Transfers out of Level 3	1,296
CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Measurement Inputs, Disclosure [Line Items]
Transfers out of Level 3	¥ 49,408